Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Variable Account II

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Variable Account II (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1999.

Des Moines, Iowa

April 30, 2021

Appendix:

Subaccounts comprising EquiTrust Life Variable Account II

Subaccounts

American Century VP Capital Appreciation Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price International Stock Portfolio

 EquiTrust Life Variable Account II

Statements of Assets and Liabilities
December 31, 2020

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
American Century VP Capital Appreciation Fund	$75,585	$75,585	$75,585	$52,224	3,922.44	1,464.93
American Century VP Mid Cap Value Fund	46,447	46,447	46,447	37,875	2,261.31	1,783.18
American Century VP Ultra® Fund	102,569	102,569	102,569	63,675	3,732.51	1,945.22
American Century VP Value Fund	67,019	67,019	67,019	58,922	5,999.94	3,188.61
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	5,402	5,402	5,402	4,115	116.08	158.60
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,493,275	2,493,275	2,493,275	2,050,423	52,846.02	65,133.90
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	893,905	893,905	893,905	657,837	25,053.41	24,760.65
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,621,937	1,621,937	1,621,937	1,208,205	32,660.84	48,367.55
Calvert VP NASDAQ-100 Index Portfolio	96,181	96,181	96,181	58,624	784.06	1,061.80
Calvert VP Russell 2000 Small Cap Index Portfolio	198,945	198,945	198,945	163,811	2,212.46	4,741.44
Calvert VP S&P MidCap 400 Index Portfolio	168,338	168,338	168,338	141,548	1,396.19	3,377.14
Federated Hermes Government Money Fund II - Service Shares	655,070	655,070	655,070	655,070	655,070.19	68,932.22
Federated Hermes Managed Volatility Fund II - Primary Shares	1,504,663	1,504,663	1,504,663	1,558,520	135,677.48	87,297.58
Federated Hermes Quality Bond Fund II - Primary Shares	645,973	645,973	645,973	605,904	54,650.84	48,881.83
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,381,089	1,381,089	1,381,089	940,243	28,671.15	23,796.25
Fidelity® VIP Growth & Income Portfolio - Initial Class	101,697	101,697	101,697	87,707	4,548.18	3,176.49
Fidelity® VIP Growth Portfolio - Initial Class	620,086	620,086	620,086	399,177	6,020.25	12,681.88
Fidelity® VIP High Income Portfolio - Service Class 2	85,115	85,115	85,115	86,209	16,722.01	2,981.84
Fidelity® VIP Index 500 Portfolio - Initial Class	485,512	485,512	485,512	277,702	1,306.58	11,974.96
Fidelity® VIP Mid Cap Portfolio - Service Class 2	624,387	624,387	624,387	524,795	16,744.09	11,412.74
Fidelity® VIP Overseas Portfolio - Initial Class	91,369	91,369	91,369	69,577	3,445.29	3,341.77
Franklin Global Real Estate VIP Fund - Class 2	48,228	48,228	48,228	53,024	3,393.94	2,913.66
Franklin Mutual Shares VIP Fund - Class 2	123,471	123,471	123,471	139,011	7,442.50	4,797.38
Franklin Small Cap Value VIP Fund - Class 2	267,503	267,503	267,503	285,483	18,448.48	5,812.26
Franklin Small-Mid Cap Growth VIP Fund - Class 2	225,838	225,838	225,838	165,756	9,772.32	4,555.17
Franklin U.S. Government Securities VIP Fund - Class 2	138,115	138,115	138,115	140,111	11,433.36	8,827.48
Templeton Growth VIP Fund - Class 2	165,112	165,112	165,112	177,571	14,781.70	7,929.51
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	370,751	370,751	370,751	337,641	34,045.08	7,132.57
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	242,908	242,908	242,908	208,261	10,074.99	6,135.13
T. Rowe Price Equity Income Portfolio	651,509	651,509	651,509	639,182	24,857.28	18,267.29
T. Rowe Price Mid-Cap Growth Portfolio	3,097,276	3,097,276	3,097,276	2,412,322	92,538.88	34,627.99
T. Rowe Price Moderate Allocation Portfolio	1,178,662	1,178,662	1,178,662	1,025,060	51,425.02	30,794.92
T. Rowe Price New America Growth Portfolio	1,232,426	1,232,426	1,232,426	885,027	31,074.78	23,138.72
T. Rowe Price International Stock Portfolio	389,087	389,087	389,087	342,446	22,780.28	16,833.44

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account II
Statements of Operations
Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
				Realized gain		Net realized	Change in unrealized appreciation/	Net increase (decrease) in
		Mortality and	Net investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
American Century VP Capital Appreciation Fund	$-	$(841)	$(841)	$12,570	$10,137	$22,707	$12,953	$34,819
American Century VP Mid Cap Value Fund	747	(365)	382	408	-	408	(373)	417
American Century VP Ultra® Fund	-	(780)	(780)	11,211	7,711	18,922	17,434	35,576
American Century VP Value Fund	1,407	(568)	839	6,380	1,813	8,193	(11,523)	(2,491)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	40	(40)	-	42	54	96	903	999
BNY Mellon VIF Appreciation Portfolio - Initial Shares	17,587	(20,002)	(2,415)	90,638	186,177	276,815	185,368	459,768
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	6,003	(6,989)	(986)	57,594	58,492	116,086	55,419	170,519
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	8,324	(11,499)	(3,175)	36,003	-	36,003	218,820	251,648
Calvert VP NASDAQ-100 Index Portfolio	371	(802)	(431)	21,123	2,886	24,009	10,263	33,841
Calvert VP Russell 2000 Small Cap Index Portfolio	1,955	(1,491)	464	5,074	10,935	16,009	27,116	43,589
Calvert VP S&P MidCap 400 Index Portfolio	1,794	(1,303)	491	5,127	5,265	10,392	6,479	17,362
Federated Hermes Government Money Fund II - Service Shares	850	(5,258)	(4,408)	-	-	-	-	(4,408)
Federated Hermes Managed Volatility Fund II - Primary Shares	38,331	(13,174)	25,157	(48,813)	-	(48,813)	15,201	(8,455)
Federated Hermes Quality Bond Fund II - Primary Shares	18,698	(5,838)	12,860	(2,301)	2,003	(298)	30,615	43,177
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,174	(11,527)	(8,353)	122,123	6,887	129,010	214,093	334,750
Fidelity® VIP Growth & Income Portfolio - Initial Class	1,899	(816)	1,083	4,195	4,152	8,347	(293)	9,137
Fidelity® VIP Growth Portfolio - Initial Class	341	(4,611)	(4,270)	26,036	44,527	70,563	130,312	196,605
Fidelity® VIP High Income Portfolio - Service Class 2	4,518	(827)	3,691	(8,649)	-	(8,649)	2,273	(2,685)
Fidelity® VIP Index 500 Portfolio - Initial Class	8,020	(4,059)	3,961	55,940	1,410	57,350	20,285	81,596
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,098	(4,665)	(2,567)	(14,903)	-	(14,903)	103,057	85,587
Fidelity® VIP Overseas Portfolio - Initial Class	461	(810)	(349)	11,469	293	11,762	8,013	19,426
Franklin Global Real Estate VIP Fund - Class 2	1,433	(439)	994	(1,857)	4,602	2,745	(10,122)	(6,383)
Franklin Mutual Shares VIP Fund - Class 2	3,258	(1,034)	2,224	(10,024)	4,530	(5,494)	(7,031)	(10,301)
Franklin Small Cap Value VIP Fund - Class 2	3,251	(2,052)	1,199	(33,517)	13,828	(19,689)	24,259	5,769
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(1,759)	(1,759)	(2,939)	26,404	23,465	70,355	92,061
Franklin U.S. Government Securities VIP Fund - Class 2	5,001	(1,410)	3,591	(2,354)	-	(2,354)	4,251	5,488
Templeton Growth VIP Fund - Class 2	4,294	(1,270)	3,024	(1,502)	-	(1,502)	7,306	8,828
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	4,728	(2,953)	1,775	11,810	19,728	31,538	(37,258)	(3,945)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,796	(1,761)	35	7,298	11,827	19,125	82	19,242
T. Rowe Price Equity Income Portfolio	13,403	(5,123)	8,280	3,995	13,808	17,803	(26,427)	(344)
T. Rowe Price Mid-Cap Growth Portfolio	-	(23,273)	(23,273)	93,518	197,768	291,286	301,814	569,827
T. Rowe Price Moderate Allocation Portfolio	14,527	(9,390)	5,137	22,835	37,246	60,081	80,032	145,250
T. Rowe Price New America Growth Portfolio	-	(9,417)	(9,417)	88,665	181,924	270,589	131,801	392,973

See accompanying notes.

EquiTrust Life Variable Account II
Statements of Operations (continued)
Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
				Realized gain		Net realized	Change in unrealized appreciation/	Net increase (decrease) in
		Mortality and	Net investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
T. Rowe Price International Stock Portfolio	$2,004	$(3,211)	$(1,207)	$12,855	$15,588	$28,443	$18,656	$45,892

See accompanying notes.

EquiTrust Life Variable Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2020

		Operations				Contract transactions
										Transfers
										between
				Change in						subaccounts,	Net increase
				unrealized	Net increase				Transfers	including	(decrease) in	Total
		Net	Net realized	appreciation/	(decrease) in		Transfers of		of cost of	Declared	net assets	increase
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	Transfers	insurance	Interest	from	(decrease)	Net Assets at
	December 31,	income	on	of	from	of net	and death	of policy	and other	Option	contract	in net	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	loans	charges	account	transactions	assets	2020
American Century VP Capital Appreciation Fund	$89,558	$(841)	$22,707	$12,953	$34,819	$3,516	$(3,584)	$(4,367)	$(3,635)	$(40,722)	$(48,792)	$(13,973)	$75,585
American Century VP Mid Cap Value Fund	43,015	382	408	(373)	417	1,059	-	-	(1,318)	3,274	3,015	3,432	46,447
American Century VP Ultra® Fund	71,503	(780)	18,922	17,434	35,576	2,851	(5,408)	(2,021)	(3,373)	3,441	(4,510)	31,066	102,569
American Century VP Value Fund	82,085	839	8,193	(11,523)	(2,491)	3,513	(3,859)	(15,443)	(2,558)	5,772	(12,575)	(15,066)	67,019
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	4,378	-	96	903	999	189	-	-	(164)	-	25	1,024	5,402
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,271,701	(2,415)	276,815	185,368	459,768	76,754	(96,542)	(25,063)	(90,730)	(102,613)	(238,194)	221,574	2,493,275
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	813,030	(986)	116,086	55,419	170,519	29,328	(47,108)	(222)	(32,547)	(39,095)	(89,644)	80,875	893,905
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,444,201	(3,175)	36,003	218,820	251,648	62,502	(35,028)	(25,977)	(51,225)	(24,184)	(73,912)	177,736	1,621,937
Calvert VP NASDAQ-100 Index Portfolio	95,545	(431)	24,009	10,263	33,841	2,317	(380)	(2,728)	(3,967)	(28,447)	(33,205)	636	96,181
Calvert VP Russell 2000 Small Cap Index Portfolio	155,352	464	16,009	27,116	43,589	8,119	-	(681)	(6,128)	(1,306)	4	43,593	198,945
Calvert VP S&P MidCap 400 Index Portfolio	163,880	491	10,392	6,479	17,362	6,167	(4,537)	(2,468)	(5,803)	(6,263)	(12,904)	4,458	168,338
Federated Hermes Government Money Fund II - Service Shares	418,038	(4,408)	-	-	(4,408)	43,839	(30,989)	(4,253)	(27,392)	260,235	241,440	237,032	655,070
Federated Hermes Managed Volatility Fund II - Primary Shares	1,621,113	25,157	(48,813)	15,201	(8,455)	95,728	(65,780)	(7,264)	(63,276)	(67,403)	(107,995)	(116,450)	1,504,663
Federated Hermes Quality Bond Fund II - Primary Shares	669,962	12,860	(298)	30,615	43,177	38,445	(20,869)	(48,672)	(33,295)	(2,775)	(67,166)	(23,989)	645,973
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,272,082	(8,353)	129,010	214,093	334,750	49,572	(31,169)	(37,839)	(46,270)	(160,037)	(225,743)	109,007	1,381,089
Fidelity® VIP Growth & Income Portfolio - Initial Class	89,445	1,083	8,347	(293)	9,137	4,688	(3,687)	(3,279)	(4,567)	9,960	3,115	12,252	101,697

See accompanying notes.

 EquiTrust Life Variable Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2020

		Operations				Contract transactions
										Transfers
										between
				Change in						subaccounts,	Net increase
				unrealized	Net increase				Transfers	including	(decrease) in	Total
		Net	Net realized	appreciation/	(decrease) in		Transfers of		of cost of	Declared	net assets	increase
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	Transfers	insurance	Interest	from	(decrease)	Net Assets at
	December 31,	income	on	of	from	of net	and death	of policy	and other	Option	contract	in net	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	loans	charges	account	transactions	assets	2020
Fidelity® VIP Growth Portfolio - Initial Class	$411,597	$(4,270)	$70,563	$130,312	$196,605	$19,402	$(8,904)	$(782)	$(20,810)	$22,978	$11,884	$208,489	$620,086
Fidelity® VIP High Income Portfolio - Service Class 2	119,789	3,691	(8,649)	2,273	(2,685)	4,733	(4,644)	(26,725)	(3,683)	(1,670)	(31,989)	(34,674)	85,115
Fidelity® VIP Index 500 Portfolio - Initial Class	428,040	3,961	57,350	20,285	81,596	14,518	(9,236)	(11,649)	(13,550)	(4,207)	(24,124)	57,472	485,512
Fidelity® VIP Mid Cap Portfolio - Service Class 2	588,813	(2,567)	(14,903)	103,057	85,587	41,471	(17,811)	(13,072)	(31,039)	(29,562)	(50,013)	35,574	624,387
Fidelity® VIP Overseas Portfolio - Initial Class	67,802	(349)	11,762	8,013	19,426	4,882	(1,639)	(1,779)	(2,382)	5,059	4,141	23,567	91,369
Franklin Global Real Estate VIP Fund - Class 2	64,881	994	2,745	(10,122)	(6,383)	5,396	-	(1,879)	(2,815)	(10,972)	(10,270)	(16,653)	48,228
Franklin Mutual Shares VIP Fund - Class 2	144,772	2,224	(5,494)	(7,031)	(10,301)	6,242	(3,926)	(14,819)	(5,338)	6,841	(11,000)	(21,301)	123,471
Franklin Small Cap Value VIP Fund - Class 2	286,469	1,199	(19,689)	24,259	5,769	17,771	(15,126)	(12,463)	(10,878)	(4,039)	(24,735)	(18,966)	267,503
Franklin Small-Mid Cap Growth VIP Fund - Class 2	161,746	(1,759)	23,465	70,355	92,061	6,390	(1,467)	(11,326)	(5,342)	(16,224)	(27,969)	64,092	225,838
Franklin U.S. Government Securities VIP Fund - Class 2	192,262	3,591	(2,354)	4,251	5,488	6,638	(6,653)	(44,277)	(7,108)	(8,235)	(59,635)	(54,147)	138,115
Templeton Growth VIP Fund - Class 2	151,828	3,024	(1,502)	7,306	8,828	9,063	(2,496)	(936)	(6,315)	5,140	4,456	13,284	165,112
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	399,484	1,775	31,538	(37,258)	(3,945)	17,176	(8,105)	(17,052)	(14,971)	(1,836)	(24,788)	(28,733)	370,751
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	234,743	35	19,125	82	19,242	8,756	(6,101)	(3,178)	(6,765)	(3,789)	(11,077)	8,165	242,908
T. Rowe Price Equity Income Portfolio	664,775	8,280	17,803	(26,427)	(344)	21,115	(14,313)	(5,411)	(21,956)	7,643	(12,922)	(13,266)	651,509
T. Rowe Price Mid-Cap Growth Portfolio	2,702,251	(23,273)	291,286	301,814	569,827	58,985	(90,584)	(62,212)	(81,848)	857	(174,802)	395,025	3,097,276
T. Rowe Price Moderate Allocation Portfolio	1,036,239	5,137	60,081	80,032	145,250	44,718	(15,635)	(6,276)	(39,851)	14,217	(2,827)	142,423	1,178,662

See accompanying notes.

 EquiTrust Life Variable Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2020

		Operations				Contract transactions
										Transfers
										between
				Change in						subaccounts,	Net increase
				unrealized	Net increase				Transfers	including	(decrease) in	Total
		Net	Net realized	appreciation/	(decrease) in		Transfers of		of cost of	Declared	net assets	increase
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	Transfers	insurance	Interest	from	(decrease)	Net Assets at
	December 31,	income	on	of	from	of net	and death	of policy	and other	Option	contract	in net	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	loans	charges	account	transactions	assets	2020
T. Rowe Price New America Growth Portfolio	$995,921	$(9,417)	$270,589	$131,801	$392,973	$28,049	$(46,870)	$(36,719)	$(46,279)	$(54,649)	$(156,468)	$236,505	$1,232,426
T. Rowe Price International Stock Portfolio	380,117	(1,207)	28,443	18,656	45,892	19,569	(6,702)	(29,016)	(13,870)	(6,903)	(36,922)	8,970	389,087

See accompanying notes.

EquiTrust Life Variable Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2019

		Operations				Contract transactions
										Transfers
										between
				Change in						subaccounts,	Net increase
				unrealized					Transfers	including	(decrease) in	Total
		Net	Net realized	appreciation/	Net increase		Transfers of		of cost of	Declared	net assets	increase
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	Transfers	insurance	Interest	from	(decrease)	Net Assets at
	December 31,	income	on	of	from	of net	and death	of policy	and other	Option	contract	in net	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	loans	charges	account	transactions	assets	2019
American Century VP Capital Appreciation Fund	$67,738	$(744)	$14,896	$9,020	$23,172	$3,403	$(1,257)	$-	$(3,442)	$(56)	$(1,352)	$21,820	$89,558
American Century VP Mid Cap Value Fund	33,669	455	4,351	4,619	9,425	1,050	-	-	(1,103)	(26)	(79)	9,346	43,015
American Century VP Ultra® Fund	58,037	(579)	10,893	8,187	18,501	2,544	(4,616)	-	(2,879)	(84)	(5,035)	13,466	71,503
American Century VP Value Fund	64,213	899	5,715	10,149	16,763	4,282	-	-	(2,792)	(381)	1,109	17,872	82,085
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	3,264	13	147	916	1,076	190	-	-	(152)	-	38	1,114	4,378
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,729,550	5,507	258,852	333,553	597,912	87,844	(39,821)	(16,514)	(87,837)	567	(55,761)	542,151	2,271,701
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	649,097	1,344	98,430	80,324	180,098	31,659	(5,037)	(9,703)	(31,648)	(1,436)	(16,165)	163,933	813,030
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,217,075	(12,215)	256,385	6,662	250,832	68,055	(20,709)	(8,206)	(54,773)	(8,073)	(23,706)	227,126	1,444,201
Calvert VP NASDAQ-100 Index Portfolio	72,481	(462)	24,762	2,857	27,157	34,615	(2,437)	(28,782)	(5,267)	(2,222)	(4,093)	23,064	95,545
Calvert VP Russell 2000 Small Cap Index Portfolio	137,428	39	16,317	15,208	31,564	7,887	(6,682)	(8,516)	(6,189)	(140)	(13,640)	17,924	155,352
Calvert VP S&P MidCap 400 Index Portfolio	142,669	442	17,756	15,921	34,119	6,121	(6,640)	(2,608)	(6,444)	(3,337)	(12,908)	21,211	163,880
Federated Hermes Government Money Fund II - Service Shares	422,262	3,081	-	-	3,081	32,990	(16,975)	(3,047)	(19,791)	(482)	(7,305)	(4,224)	418,038
Federated Hermes Managed Volatility Fund II - Primary Shares	1,371,110	17,378	(23,050)	267,595	261,923	114,231	(24,432)	(29,435)	(69,244)	(3,040)	(11,920)	250,003	1,621,113
Federated Hermes Quality Bond Fund II - Primary Shares	615,093	12,835	(1,204)	40,521	52,152	42,830	(9,054)	(5,863)	(33,256)	8,060	2,717	54,869	669,962
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,001,262	(4,998)	158,297	147,450	300,749	52,284	(30,293)	(4,772)	(41,385)	(5,763)	(29,929)	270,820	1,272,082
Fidelity® VIP Growth & Income Portfolio - Initial Class	71,210	2,132	8,864	9,214	20,210	4,566	(2,184)	-	(4,274)	(83)	(1,975)	18,235	89,445

See accompanying notes.

EquiTrust Life Variable Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2019

		Operations				Contract transactions
										Transfers
										between
				Change in						subaccounts,	Net increase
				unrealized					Transfers	including	(decrease) in	Total
		Net	Net realized	appreciation/	Net increase		Transfers of		of cost of	Declared	net assets	increase
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	Transfers	insurance	Interest	from	(decrease)	Net Assets at
	December 31,	income	on	of	from	of net	and death	of policy	and other	Option	contract	in net	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	loans	charges	account	transactions	assets	2019
Fidelity® VIP Growth Portfolio - Initial Class	$308,682	$(2,327)	$29,015	$75,656	$102,344	$19,698	$(858)	$(339)	$(17,736)	$(194)	$571	$102,915	$411,597
Fidelity® VIP High Income Portfolio - Service Class 2	104,702	4,908	(650)	10,134	14,392	6,780	(1,021)	-	(4,410)	(654)	695	15,087	119,789
Fidelity® VIP Index 500 Portfolio - Initial Class	338,861	4,203	19,073	77,024	100,300	14,311	(3,654)	(8,156)	(12,951)	(671)	(11,121)	89,179	428,040
Fidelity® VIP Mid Cap Portfolio - Service Class 2	489,385	(1,156)	58,700	50,544	108,088	58,006	(6,602)	(30,841)	(31,126)	1,903	(8,660)	99,428	588,813
Fidelity® VIP Overseas Portfolio - Initial Class	54,733	525	3,752	10,175	14,452	4,402	(1,488)	(1,580)	(2,539)	(178)	(1,383)	13,069	67,802
Franklin Global Real Estate VIP Fund - Class 2	51,041	1,074	4,776	5,126	10,976	18,605	(1,062)	(12,935)	(2,929)	1,185	2,864	13,840	64,881
Franklin Mutual Shares VIP Fund - Class 2	120,184	1,284	13,088	11,323	25,695	7,372	(2,991)	-	(6,474)	986	(1,107)	24,588	144,772
Franklin Small Cap Value VIP Fund - Class 2	223,618	396	41,768	14,862	57,026	15,539	(33)	-	(11,597)	1,916	5,825	62,851	286,469
Franklin Small-Mid Cap Growth VIP Fund - Class 2	123,703	(1,356)	18,027	21,018	37,689	5,712	-	(1,911)	(4,473)	1,026	354	38,043	161,746
Franklin U.S. Government Securities VIP Fund - Class 2	183,226	3,689	(996)	5,146	7,839	9,897	(945)	-	(8,340)	585	1,197	9,036	192,262
Templeton Growth VIP Fund - Class 2	134,894	2,697	28,550	(12,422)	18,825	9,462	(4,074)	(664)	(6,474)	(141)	(1,891)	16,934	151,828
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	323,327	2,589	32,111	47,612	82,312	15,522	(3,384)	(100)	(16,283)	(1,910)	(6,155)	76,157	399,484
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	198,264	(1,086)	35,994	10,934	45,842	8,906	(3,728)	(101)	(7,186)	(7,254)	(9,363)	36,479	234,743
T. Rowe Price Equity Income Portfolio	558,590	8,814	55,023	74,333	138,170	25,918	(14,683)	(12,135)	(26,622)	(4,463)	(31,985)	106,185	664,775
T. Rowe Price Mid-Cap Growth Portfolio	2,137,268	(19,067)	246,005	411,476	638,414	64,824	(39,862)	(10,907)	(81,074)	(6,412)	(73,431)	564,983	2,702,251
T. Rowe Price Moderate Allocation Portfolio	897,540	10,452	46,611	108,897	165,960	43,263	(21,624)	(2,204)	(39,709)	(6,987)	(27,261)	138,699	1,036,239

See accompanying notes.

EquiTrust Life Variable Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2019

		Operations				Contract transactions
										Transfers
										between
				Change in						subaccounts,	Net increase
				unrealized					Transfers	including	(decrease) in	Total
		Net	Net realized	appreciation/	Net increase		Transfers of		of cost of	Declared	net assets	increase
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	Transfers	insurance	Interest	from	(decrease)	Net Assets at
	December 31,	income	on	of	from	of net	and death	of policy	and other	Option	contract	in net	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	loans	charges	account	transactions	assets	2019
T. Rowe Price New America Growth Portfolio	$775,356	$(4,394)	$77,324	$184,353	$257,283	$29,633	$(15,714)	$(946)	$(47,921)	$(1,770)	$(36,718)	$220,565	$995,921
T. Rowe Price International Stock Portfolio	301,397	5,360	16,111	58,637	80,108	21,249	(8,092)	(2,910)	(14,096)	2,461	(1,388)	78,720	380,117

See accompanying notes.

EquiTrust Life Variable Account II

Notes to Financial Statements

December 31, 2020

1.   Organization and Significant Accounting Policies

Organization

EquiTrust Life Variable Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies issued by the Company. The Company discontinued underwriting new sales of all variable life insurance policies but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the life insurance policies is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible policy owners, the Account invests in the following thirty-five investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible policy owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund
Fidelity® Variable Insurance Products Funds
American Century Variable Portfolios, Inc.	(continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Inflation Protection Bond Fund (1)	Fidelity® VIP Index 500 Portfolio - Initial Class
American Century VP Mid Cap Value Fund	Fidelity® VIP Mid Cap Portfolio - Service Class 2
American Century VP Ultra® Fund	Fidelity® VIP Overseas Portfolio - Initial Class
American Century VP Value Fund	Franklin Templeton Variable Insurance Products Trust
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Franklin Global Real Estate VIP Fund - Class 2
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	Franklin Mutual Shares VIP Fund - Class 2
BNY Mellon Variable Investment Fund (3)	Franklin Small Cap Value VIP Fund - Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Franklin Small-Mid Cap Growth VIP Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Franklin U.S. Government Securities VIP Fund - Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Templeton Growth VIP Fund - Class 2
Calvert Variable Products, Inc.	J.P. Morgan Insurance Trust
Calvert VP NASDAQ-100 Index Portfolio	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
Calvert VP Russell 2000 Small Cap Index Portfolio	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
Calvert VP S&P MidCap 400 Index Portfolio	T. Rowe Price Equity Series, Inc.
Federated Hermes Insurance Series (2)	T. Rowe Price Equity Income Portfolio
Federated Hermes Government Money Fund II - Service Shares (2)	T. Rowe Price Mid-Cap Growth Portfolio
Federated Hermes Managed Volatility Fund II - Primary Shares (2)	T. Rowe Price Moderate Allocation Portfolio
Federated Hermes Quality Bond Fund II - Primary Shares (2)	T. Rowe Price New America Growth Portfolio
Fidelity® Variable Insurance Products Funds	T. Rowe Price International Series, Inc.
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2020 and 2019; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	The names of the following investment families and investment options changed during the year:

Current Name	Former Name
Federated Hermes Insurance Series	Federated Insurance Series
Federated Hermes Government Money Fund II - Service Shares	Federated Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares	Federated Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares	Federated Quality Bond Fund II - Primary Shares

(3)	On April 30, 2020, the BNY Mellon VIF International Equity Portfolio – Initial Shares was closed to contract owners pursuant to approval by the Board of Trustees of BNY Mellon Variable Investment Fund. As a result, the BNY Mellon VIF International Equity Portfolio – Initial Shares subaccount was removed as an investment option and liquidated.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2020, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2.	Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 0.90% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

Premium Expense Charge: Premiums paid by the policyholders are reduced by a 7% premium expense charge for flexible premium variable life insurance policies. (For any flexible premium variable life insurance policy issued prior to May 1, 2005, the premium expense charge is 7% of each premium up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium.) Premiums paid by the policyholders are reduced by a 7% premium expense charge up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium for flexible premium last survivor variable life insurance policies. The charge is used to compensate the Company for expenses incurred in connection with the distribution of the policies and for premium taxes imposed by various states and political subdivisions.

Cost of Insurance and Policy Charges: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A policy expense charge of $7 and $10 for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, is deducted monthly for the administration of policies and the Account. (For any flexible premium variable life insurance policy purchased prior to May 1, 2005, a $5 expense charge is deducted monthly for administration of policies and the Account.) Flexible premium last survivor variable life insurance policies apply an additional monthly charge of $.03 per $1,000 of the Specified Amount (amount of insurance selected) for the administration of policies and the Account. During the first twelve policy months immediately following an increase in Specified Amount, a monthly charge of $.07 and $.10 for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, for every $1,000 of the Specified Amount or increase in the Specified Amount is deducted. (For any flexible premium variable life insurance policy purchased prior to May 1, 2005, a $.05 expense is charged per $1,000 of the Specified Amount or increase in the Specified Amount.)

Other Charges: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. In the event of a partial withdrawal, a fee equal to the lesser of $25 or 2% of the accumulated value withdrawn will be imposed. A surrender charge is applicable for all full policy surrenders or lapses in the first six and ten years for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, of the policy or following increases in the Specified Amount. This surrender charge varies based on age, sex, underwriting class and policy year as described in the Account’s prospectus.

3.	Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

4.	Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2020:

	Cost of	Proceeds
Subaccount	Purchases	from Sales
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$18,910	$58,406
American Century VP Mid Cap Value Fund	5,686	2,289
American Century VP Ultra® Fund	22,752	20,331
American Century VP Value Fund	12,989	22,912

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	244	165

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	237,005	291,437
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	79,852	111,990
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	44,284	121,371

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	11,427	42,177
Calvert VP Russell 2000 Small Cap Index Portfolio	48,537	37,134
Calvert VP S&P MidCap 400 Index Portfolio	11,496	18,644

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	350,332	113,300
Federated Hermes Managed Volatility Fund II - Primary Shares	89,515	172,353
Federated Hermes Quality Bond Fund II - Primary Shares	53,880	106,183

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	45,716	272,925
Fidelity® VIP Growth & Income Portfolio - Initial Class	25,288	16,938
Fidelity® VIP Growth Portfolio - Initial Class	108,284	56,143
Fidelity® VIP High Income Portfolio - Service Class 2	10,327	38,625
Fidelity® VIP Index 500 Portfolio - Initial Class	69,678	88,431
Fidelity® VIP Mid Cap Portfolio - Service Class 2	40,699	93,279
Fidelity® VIP Overseas Portfolio - Initial Class	39,422	35,337

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$10,749	$15,423
Franklin Mutual Shares VIP Fund - Class 2	20,124	24,370
Franklin Small Cap Value VIP Fund - Class 2	41,444	51,152
Franklin Small-Mid Cap Growth VIP Fund - Class 2	51,048	54,372
Franklin U.S. Government Securities VIP Fund - Class 2	9,422	65,466
Templeton Growth VIP Fund - Class 2	16,503	9,023

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	45,934	49,219
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	32,141	31,356

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	52,614	43,448
T. Rowe Price Mid-Cap Growth Portfolio	260,143	260,450
T. Rowe Price Moderate Allocation Portfolio	113,684	74,128
T. Rowe Price New America Growth Portfolio	213,962	197,923

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	61,321	83,862

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

5.	Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2020 and 2019:

	Period Ended December 31,
	2020			2019
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	242	1,228	(986)	76	115	(39)
American Century VP Mid Cap Value Fund	214	87	127	40	44	(4)
American Century VP Ultra® Fund	399	468	(69)	54	220	(166)
American Century VP Value Fund	591	1,310	(719)	227	168	59

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	5	4	1	7	5	2

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,237	8,851	(7,614)	1,882	3,843	(1,961)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	628	3,684	(3,056)	643	1,246	(603)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,586	4,391	(2,805)	1,378	2,255	(877)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	131	619	(488)	620	687	(67)
Calvert VP Russell 2000 Small Cap Index Portfolio	1,273	922	351	174	598	(424)
Calvert VP S&P MidCap 400 Index Portfolio	124	439	(315)	104	421	(317)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	36,765	11,518	25,247	2,141	2,907	(766)
Federated Hermes Managed Volatility Fund II - Primary Shares	3,514	10,297	(6,783)	4,178	4,913	(735)
Federated Hermes Quality Bond Fund II - Primary Shares	2,785	8,226	(5,441)	2,784	2,559	225

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	815	5,381	(4,566)	795	1,545	(750)
Fidelity® VIP Growth & Income Portfolio - Initial Class	756	566	190	128	206	(78)
Fidelity® VIP Growth Portfolio - Initial Class	1,871	1,193	678	481	462	19
Fidelity® VIP High Income Portfolio - Service Class 2	229	1,507	(1,278)	226	201	25
Fidelity® VIP Index 500 Portfolio - Initial Class	1,908	2,304	(396)	287	666	(379)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,016	2,175	(1,159)	1,182	1,366	(184)
Fidelity® VIP Overseas Portfolio - Initial Class	1,844	1,343	501	154	217	(63)

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	Period Ended December 31,
	2020			2019
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	318	1,079	(761)	1,113	945	168
Franklin Mutual Shares VIP Fund - Class 2	594	1,091	(497)	266	310	(44)
Franklin Small Cap Value VIP Fund - Class 2	704	1,381	(677)	361	215	146
Franklin Small-Mid Cap Growth VIP Fund - Class 2	791	1,251	(460)	221	202	19
Franklin U.S. Government Securities VIP Fund - Class 2	305	4,123	(3,818)	584	507	77
Templeton Growth VIP Fund - Class 2	735	450	285	388	495	(107)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	554	1,066	(512)	229	357	(128)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	611	1,156	(545)	215	501	(286)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	901	1,325	(424)	493	1,477	(984)
T. Rowe Price Mid-Cap Growth Portfolio	995	3,436	(2,441)	458	1,539	(1,081)
T. Rowe Price Moderate Allocation Portfolio	2,077	2,015	62	747	1,621	(874)
T. Rowe Price New America Growth Portfolio	870	4,485	(3,615)	417	1,518	(1,101)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	2,456	4,276	(1,820)	1,154	1,231	(77)

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

6.	Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2020, 2019, 2018, 2017 and 2016, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

American Century VP Capital Appreciation Fund:
2020	1,465	$51.60	$75,585	-%	0.90%	41.18%
2019	2,451	36.55	89,558	-	0.90	34.38
2018	2,490	27.20	67,738	-	0.90	(6.04)
2017	2,691	28.95	77,907	-	0.90	20.73
2016	2,769	23.98	66,409	-	0.90	2.30
American Century VP Mid Cap Value Fund:
2020	1,783	26.05	46,447	1.85	0.90	0.31
2019	1,656	25.97	43,015	2.06	0.90	27.99
2018	1,660	20.29	33,669	1.42	0.90	(13.62)
2017	1,660	23.49	38,991	1.56	0.90	10.70
2016	1,660	21.22	35,228	1.70	0.90	21.81
American Century VP Ultra® Fund:
2020	1,945	52.73	102,569	-	0.90	48.54
2019	2,014	35.50	71,503	-	0.90	33.36
2018	2,180	26.62	58,037	0.25	0.90	(0.15)
2017	2,273	26.66	60,581	0.36	0.90	31.07
2016	2,377	20.34	48,347	0.33	0.90	3.51
American Century VP Value Fund:
2020	3,189	21.02	67,019	2.23	0.90	0.10
2019	3,908	21.00	82,085	2.12	0.90	25.90
2018	3,849	16.68	64,213	1.65	0.90	(9.98)
2017	4,732	18.53	87,672	1.66	0.90	7.80
2016	4,277	17.19	73,524	1.75	0.90	19.38
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2020	159	34.06	5,402	0.87	0.90	22.69
2019	158	27.76	4,378	1.24	0.90	32.82
2018	156	20.90	3,264	1.49	0.90	(5.52)
2017	154	22.12	3,407	0.94	0.90	14.02
2016	151	19.40	2,937	0.99	0.90	9.11
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2020	65,134	38.28	2,493,275	0.79	0.90	22.57
2019	72,748	31.23	2,271,701	1.17	0.90	34.90
2018	74,709	23.15	1,729,550	1.26	0.90	(7.70)
2017	76,883	25.08	1,928,147	1.34	0.90	26.22
2016	78,079	19.87	1,551,502	1.65	0.90	6.94
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2020	24,761	36.10	893,905	0.77	0.90	23.50
2019	27,817	29.23	813,030	1.08	0.90	27.98
2018	28,420	22.84	649,097	0.80	0.90	(5.54)
2017	29,880	24.18	722,460	0.74	0.90	18.65
2016	30,754	20.38	626,701	1.22	0.90	9.04

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2020	48,368	$33.53	$1,621,937	0.65%	0.90%	18.82%
2019	51,173	28.22	1,444,201	-	0.90	20.70
2018	52,050	23.38	1,217,075	-	0.90	(19.82)
2017	53,155	29.16	1,550,021	-	0.90	23.56
2016	54,164	23.60	1,278,043	-	0.90	16.08
Calvert VP NASDAQ-100 Index Portfolio:
2020	1,062	90.58	96,181	0.42	0.90	46.90
2019	1,550	61.66	95,545	0.35	0.90	37.54
2018	1,617	44.83	72,481	0.56	0.90	(1.36)
2017	1,647	45.45	74,864	0.47	0.90	31.21
2016	1,864	34.64	64,575	0.53	0.90	5.64
Calvert VP Russell 2000 Small Cap Index Portfolio:
2020	4,741	41.96	198,945	1.18	0.90	18.56
2019	4,390	35.39	155,352	0.92	0.90	23.96
2018	4,814	28.55	137,428	1.06	0.90	(12.02)
2017	5,026	32.45	163,107	0.75	0.90	13.38
2016	5,398	28.62	154,527	0.57	0.90	19.85
Calvert VP S&P MidCap 400 Index Portfolio:
2020	3,377	49.84	168,338	1.24	0.90	12.30
2019	3,692	44.38	163,880	1.18	0.90	24.70
2018	4,009	35.59	142,669	1.13	0.90	(12.12)
2017	4,553	40.50	184,386	0.73	0.90	14.86
2016	5,118	35.26	180,450	0.45	0.90	19.20
Federated Hermes Government Money Fund II - Service Shares:
2020	68,932	9.50	655,070	0.15	0.90	(0.73)
2019	43,685	9.57	418,038	1.63	0.90	0.74
2018	44,451	9.50	422,262	1.24	0.90	0.32
2017	45,876	9.47	434,308	0.31	0.90	(0.53)
2016	46,127	9.52	439,229	-	0.90	(0.94)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2020	87,298	17.24	1,504,663	2.61	0.90	0.06
2019	94,081	17.23	1,621,113	2.05	0.90	19.16
2018	94,816	14.46	1,371,110	0.69	0.90	(9.23)
2017	9,972	15.93	158,893	3.85	0.90	17.05
2016	10,250	13.61	139,503	4.75	0.90	6.75
Federated Hermes Quality Bond Fund II - Primary Shares:
2020	48,882	13.21	645,973	2.88	0.90	7.14
2019	54,323	12.33	669,962	2.87	0.90	8.44
2018	54,098	11.37	615,093	3.01	0.90	(1.47)
2017	54,834	11.54	632,862	3.24	0.90	3.13
2016	56,919	11.19	637,106	3.60	0.90	2.85
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2020	23,796	58.04	1,381,089	0.25	0.90	29.41
2019	28,362	44.85	1,272,082	0.46	0.90	30.42
2018	29,112	34.39	1,001,262	0.71	0.90	(7.23)
2017	30,421	37.07	1,127,671	1.00	0.90	20.79
2016	31,164	30.69	956,290	0.83	0.90	7.05

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

Fidelity® VIP Growth & Income Portfolio - Initial Class:
2020	3,176	$32.01	$101,697	2.09%	0.90%	6.88%
2019	2,986	29.95	89,445	3.56	0.90	28.87
2018	3,064	23.24	71,210	0.35	0.90	(9.78)
2017	3,132	25.76	80,705	1.28	0.90	15.83
2016	3,237	22.24	71,980	1.48	0.90	15.05
Fidelity® VIP Growth Portfolio - Initial Class:
2020	12,682	48.89	620,086	0.07	0.90	42.58
2019	12,004	34.29	411,597	0.26	0.90	33.11
2018	11,985	25.76	308,682	0.24	0.90	(1.04)
2017	11,887	26.03	309,468	0.22	0.90	33.90
2016	11,918	19.44	231,626	0.04	0.90	(0.05)
Fidelity® VIP High Income Portfolio - Service Class 2:
2020	2,982	28.54	85,115	4.91	0.90	1.49
2019	4,260	28.12	119,789	5.19	0.90	13.75
2018	4,235	24.72	104,702	5.62	0.90	(4.52)
2017	4,789	25.89	123,958	5.49	0.90	5.98
2016	4,489	24.43	109,663	5.55	0.90	13.15
Fidelity® VIP Index 500 Portfolio - Initial Class:
2020	11,975	40.54	485,512	1.77	0.90	17.17
2019	12,371	34.60	428,040	1.98	0.90	30.17
2018	12,750	26.58	338,861	1.86	0.90	(5.34)
2017	13,044	28.08	366,254	1.76	0.90	20.62
2016	13,757	23.28	320,203	1.53	0.90	10.91
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2020	11,413	54.71	624,387	0.40	0.90	16.80
2019	12,572	46.84	588,813	0.69	0.90	22.07
2018	12,756	38.37	489,385	0.40	0.90	(15.54)
2017	13,185	45.43	598,949	0.50	0.90	19.49
2016	13,770	38.02	523,567	0.32	0.90	10.94
Fidelity® VIP Overseas Portfolio - Initial Class:
2020	3,342	27.34	91,369	0.51	0.90	14.59
2019	2,841	23.86	67,802	1.74	0.90	26.65
2018	2,904	18.84	54,733	1.55	0.90	(15.59)
2017	2,947	22.32	65,774	1.37	0.90	29.17
2016	3,540	17.28	61,187	1.49	0.90	(5.93)
Franklin Global Real Estate VIP Fund - Class 2:
2020	2,914	16.55	48,228	2.93	0.90	(6.23)
2019	3,675	17.65	64,881	2.68	0.90	21.31
2018	3,507	14.55	51,041	2.62	0.90	(7.62)
2017	3,356	15.75	52,867	2.99	0.90	9.45
2016	3,648	14.39	52,485	1.21	0.90	(0.35)
Franklin Mutual Shares VIP Fund - Class 2:
2020	4,797	25.74	123,471	2.83	0.90	(5.89)
2019	5,294	27.35	144,772	1.85	0.90	21.50
2018	5,338	22.51	120,184	2.41	0.90	(9.89)
2017	6,033	24.98	150,718	2.10	0.90	7.39
2016	6,521	23.26	151,698	2.02	0.90	15.03

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

Franklin Small Cap Value VIP Fund - Class 2:
2020	5,812	$46.02	$267,503	1.42%	0.90%	4.24%
2019	6,489	44.15	286,469	1.05	0.90	25.21
2018	6,343	35.26	223,618	0.88	0.90	(13.64)
2017	6,619	40.83	270,295	0.52	0.90	9.67
2016	7,201	37.23	268,100	0.81	0.90	29.05
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2020	4,555	49.58	225,838	-	0.90	53.69
2019	5,015	32.26	161,746	-	0.90	30.29
2018	4,996	24.76	123,703	-	0.90	(6.21)
2017	5,369	26.40	141,758	-	0.90	20.33
2016	6,193	21.94	135,882	-	0.90	3.25
Franklin U.S. Government Securities VIP Fund - Class 2:
2020	8,827	15.65	138,115	3.19	0.90	2.96
2019	12,645	15.20	192,262	2.85	0.90	4.25
2018	12,568	14.58	183,226	2.72	0.90	(0.55)
2017	13,388	14.66	196,289	2.67	0.90	0.41
2016	13,038	14.60	190,315	2.48	0.90	(0.21)
Templeton Growth VIP Fund - Class 2:
2020	7,930	20.82	165,112	3.03	0.90	4.83
2019	7,645	19.86	151,828	2.78	0.90	14.14
2018	7,752	17.40	134,894	1.97	0.90	(15.62)
2017	7,126	20.62	146,946	1.65	0.90	17.43
2016	7,561	17.56	132,734	2.01	0.90	8.66
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2020	7,133	51.98	370,751	1.44	0.90	(0.54)
2019	7,645	52.26	399,484	1.59	0.90	25.66
2018	7,773	41.59	323,327	0.97	0.90	(12.64)
2017	8,320	47.61	396,070	0.78	0.90	12.77
2016	8,612	42.22	363,574	0.86	0.90	13.68
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2020	6,135	39.59	242,908	0.92	0.90	12.66
2019	6,680	35.14	234,743	0.40	0.90	23.47
2018	6,966	28.46	198,264	0.38	0.90	(12.73)
2017	7,069	32.61	230,536	0.32	0.90	14.22
2016	7,120	28.55	203,295	0.52	0.90	19.16
T. Rowe Price Equity Income Portfolio:
2020	18,267	35.66	651,509	2.35	0.90	0.25
2019	18,691	35.57	664,775	2.32	0.90	25.29
2018	19,675	28.39	558,590	2.00	0.90	(10.33)
2017	20,987	31.66	664,378	1.76	0.90	15.00
2016	22,927	27.53	631,149	2.32	0.90	18.10
T. Rowe Price Mid-Cap Growth Portfolio:
2020	34,628	89.44	3,097,276	-	0.90	22.69
2019	37,069	72.90	2,702,251	0.14	0.90	30.13
2018	38,150	56.02	2,137,268	-	0.90	(2.91)
2017	39,524	57.70	2,280,605	-	0.90	23.66
2016	40,331	46.66	1,881,661	-	0.90	5.33

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

T. Rowe Price Moderate Allocation Portfolio:
2020	30,795	$38.27	$1,178,662	1.39%	0.90%	13.49%
2019	30,733	33.72	1,036,239	1.96	0.90	18.73
2018	31,607	28.40	897,540	1.80	0.90	(5.93)
2017	31,836	30.19	961,028	1.52	0.90	16.38
2016	32,474	25.94	842,368	1.67	0.90	5.49
T. Rowe Price New America Growth Portfolio:
2020	23,139	53.26	1,232,426	-	0.90	43.10
2019	26,754	37.22	995,921	0.41	0.90	33.69
2018	27,855	27.84	775,356	0.15	0.90	0.25
2017	29,674	27.77	823,916	0.10	0.90	33.25
2016	31,506	20.84	656,502	0.04	0.90	0.43
T. Rowe Price International Stock Portfolio:
2020	16,833	23.11	389,087	0.56	0.90	13.40
2019	18,653	20.38	380,117	2.45	0.90	26.66
2018	18,730	16.09	301,397	1.36	0.90	(15.00)
2017	20,237	18.93	383,009	1.10	0.90	26.79
2016	21,340	14.93	318,630	1.09	0.90	1.22

 EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

(A)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(B)	These ratios represent the annualized policy expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(C)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.